Net Asset Value Per Share	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Investment, Fair Value and NAV [Line Items]
Net Asset Value Per Share	FAIR VALUE MEASUREMENTS
ASC 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Plan’s policy is to recognize significant transfers between levels at the end of the reporting period.
The following is a description of the valuation methodologies used for assets measured at fair value:
Investments in Registered Investment Companies: Valued at the daily closing price as reported by the respective funds based on quoted market prices from active markets and categorized as Level 1.
Money Market Fund: Short-term money market accounts are categorized as Level 1. They are valued at amortized cost, which approximates fair value.
Crane Company Stock Fund: A separately managed account that is valued daily based on the underlying stock's closing price on its primary exchange. The fund owns the underlying securities of the separately managed account and is generally considered separately as individual investments for accounting, auditing and financial statement reporting purposes. Crane Company common stock is categorized as Level 1.
Crane NXT, Co. Stock Fund: A separately managed account that was valued daily based on the underlying stock's closing price on its primary exchange. The fund owned the underlying securities of the separately managed account and was generally considered separately as individual investments for accounting, auditing and financial statement reporting purposes. Crane NXT, Co. common stock was categorized as Level 1. As a result of the Spin-Off, the Plan retained Crane Holdings, Co. shares (renamed Crane NXT) and received shares of Crane Company. The Crane NXT, Co. Stock Fund was removed from the Plan Effective July 1, 2025 was liquidated as of December 31, 2025.
Collective Trust Funds: Valued at the net asset value ("NAV") of shares of a bank collective trust held by the Plan at year-end. The NAV is used as a practical expedient to estimate fair value and is based on the fair value of the underlying investments held by the fund less its liabilities. Participant transactions (issuances and redemptions) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.
Stable Value Fund - The stable value fund is composed primarily of fully benefit-responsive investment contracts and is valued at the NAV of units of the collective trust. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (issuances and redemptions) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require 12 months’ notification in order to confirm that securities liquidations will be carried out in an orderly business manner.
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024.

	Fair Value Measurements as of December 31, 2025 Using:
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Registered Investment Companies:
Domestic stock funds	$113,351,630	$—	$—	$113,351,630
International stock funds	19,239,982	—	—	19,239,982
Bond fund	15,955,459	—	—	15,955,459
Money market fund	324,556	—	—	324,556
Crane Company Stock Fund	88,425,242	—	—	88,425,242
Total	$237,296,869	$—	$—	$237,296,869
Investments measured at NAV:
Collective Trust Funds				$883,088,186
Stable Value Fund				95,808,365
Total investments				$1,216,193,420

	Fair Value Measurements as of December 31, 2024 Using:
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Registered Investment Companies:
Domestic stock funds	$232,333,816	$—	$—	$232,333,816
International stock funds	17,515,770	—	—	17,515,770
Bond fund	11,550,915	—	—	11,550,915
Money market fund	971,969	—	—	971,969
Crane Company Stock Fund	85,926,972	—	—	85,926,972
Crane NXT, Co. Stock Fund	30,972,339	—	—	30,972,339
Total	$379,271,781	$—	$—	$379,271,781
Investments measured at NAV:
Collective Trust Funds				$691,820,193
Stable Value Fund				95,189,761
Total investments				$1,166,281,735
STABLE VALUE FUND
The Vanguard Retirement Savings Trust III is a collective trust fund sponsored by Vanguard. The beneficial interest of each participant is represented by units. Units are issued and redeemed daily at the Fund’s constant NAV of $1 per unit. Distribution to the Fund’s unit holders is declared daily from the net investment income and automatically reinvested in the Fund on a monthly basis, when paid. It is the policy of the Fund to use best efforts to maintain a stable NAV of $1 per unit; although there is no guarantee that the Fund will be able to maintain this value.
NET ASSET VALUE PER SHARE
The following tables set forth a summary of the Plan’s investments whose values were estimated using a reported NAV at December 31, 2025 and 2024.

	Fair Value Estimated Using NAV as of December 31, 2025
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Vanguard Retirement Savings Trust III	$95,808,365	None	Immediate	see Note 4	None
Eagle Mid Cap Growth Collective Investment Trust; Class 1	$21,080,797	None	Immediate	see Note 3	5 Days (a)
JPMCB Large Cap Growth Fund; CF-A Class	$114,310,250	None	Immediate	see Note 3	None
MFS Mid Cap Value Fund; CT	$23,250,948	None	Immediate	see Note 3	5 Days (b)
Vanguard Institutional 500 Index Trust D	$148,161,344	None	Immediate	see Note 3	None
Vanguard Institutional Total Bond Market Index Trust D	$65,589,933	None	Immediate	see Note 3	None
Vanguard Institutional Total International Stock Market Index Trust D	$59,827,907	None	Immediate	see Note 3	None
Target date retirement collective trust funds	$450,867,007	None	Immediate	None	None
(a) For withdrawals in excess of 20% of Participating Plan's investment in the Fund, 5 days advance written notice is required.
(b) For withdrawals exceeding $1.0 million, 5 days advance written notice is required.

	Fair Value Estimated Using NAV as of December 31, 2024
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Vanguard Retirement Savings Trust III	$95,189,761	None	Immediate	see Note 4	None
Eagle Mid Cap Growth Collective Investment Trust; Class 1	$23,667,448	None	Immediate	see Note 3	5 Days (a)
MFS Mid Cap Value Fund; CT	$26,896,487	None	Immediate	see Note 3	5 Days (b)
Vanguard Institutional 500 Index Trust	$144,835,741	None	Immediate	see Note 3	None
Vanguard Institutional Total Bond Market Index Trust	$61,748,667	None	Immediate	see Note 3	None
Vanguard Institutional Total International Stock Market Index Trust	$51,335,160	None	Immediate	see Note 3	None
Target date retirement collective trust funds	$383,336,688	None	Immediate	None	None
(a) For withdrawals in excess of 20% of Participating Plan's investment in the Fund, 5 days advance written notice is required.
(b) For withdrawals exceeding $1.0 million, 5 days advance written notice is required.